Income Taxes - Consolidated Reported Provision for Income Taxes Differed from Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Taxes at Irish statutory rate of 12.5% (2017:12.5%; 2016:12.5%)	$ 45,577	$ 41,007	$ 37,522
Foreign and other income taxed at higher rates	7,649	6,324	4,642
Research & development tax incentives	(1,243)	(830)	(907)
Movement in valuation allowance	5,667	1,329	1,208
Effects of change in tax rates	(147)	925	576
Increase/(decrease) in unrecognized tax benefits	(5,423)	933	(1,521)
Impact of stock compensation	(8,301)	(9,917)	(4,121)
Impact of deemed repatriation under US Tax Reform	0	7,694	0
Other	(1,821)	(896)	594
Provision for income taxes	$ 41,958	$ 46,569	$ 37,993